DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants using Black-Scholes valuation technique (Details) (USD $)	Jun. 30, 2013 2012 Private Placement	Dec. 31, 2012 2012 Private Placement	Dec. 17, 2012 2012 Private Placement	Nov. 19, 2012 2012 Private Placement	Jun. 30, 2013 PrivatePlacementFebruary2013Member	Feb. 04, 2013 PrivatePlacementFebruary2013Member	Jun. 30, 2013 June 2013 Private Placement	Jun. 21, 2013 June 2013 Private Placement
Fair market value of common stock	$ 0.18	$ 0.37	$ 0.32	$ 0.46	$ 0.18	$ 0.32	$ 0.18	$ 0.20
Exercise price	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35
Term		4 years	4 years	4 years	3 years 7 months	4 years	2 years 11 months 23 days	3 years
Volatility range		68.30%	68.60%	68.70%	66.30%	63.90%	66.60%	65.70%
Risk-free rate	0.66%	0.36%	0.37%	0.33%	0.66%	0.37%	0.66%	0.70%